PROPERTY, EQUIPMENT, ASSETS HELD FOR SALE, OPERATING LEASES, AND SALE-LEASEBACK TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
PROPERTY, EQUIPMENT, ASSETS HELD FOR SALE, OPERATING LEASES, AND SALE-LEASEBACK TRANSACTIONS [Abstract]
Schedule of property, plant and equipment, net
Property and equipment, net, is comprised of the following (in thousands):

	December 4, 2012	June 5, 2012
Land	$235,522	$244,498
Buildings	468,474	494,537
Improvements	408,436	421,143
Restaurant equipment	255,228	276,576
Other equipment	90,916	95,400
Construction in progress and other*	28,906	26,473
	1,487,482	1,558,627
Less accumulated depreciation	576,584	592,022
	$910,898	$966,605

* Included in Construction in progress and other as of December 4, 2012 and June 5, 2012 are $19.1 million and $21.8 million, respectively, of assets held for sale that are not classified as such in the Condensed Consolidated Balance Sheets as we do not expect to sell these assets within the next 12 months. These assets primarily consist of parcels of land upon which we have no intention to build restaurants.

Property and equipment, net, is comprised of the following (in thousands):

	2012	2011
Land	$244,498	$256,761
Buildings	494,537	512,177
Improvements	421,143	427,169
Restaurant equipment	276,576	279,319
Other equipment	95,400	93,944
Construction in progress and other*	26,473	28,077
	1,558,627	1,597,447
Less accumulated depreciation	592,022	566,296
	$966,605	$1,031,151